Revenues (Details) - Schedule of Disaggregated Revenue by Geographical Areas - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Disaggregated Revenue by Geographical Areas [Line Items]
Total Revenue	$ 147,918	$ 124,958
America [Member]
Schedule of Disaggregated Revenue by Geographical Areas [Line Items]
Total Revenue	77,223	63,406
EMEA [Member]
Schedule of Disaggregated Revenue by Geographical Areas [Line Items]
Total Revenue	52,141	42,616
APAC [Member]
Schedule of Disaggregated Revenue by Geographical Areas [Line Items]
Total Revenue	$ 18,554	$ 18,936